INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Net operating losses	$ 24,655	$ 11,566
Tax credit carryforward	292	47
Non-qualifying stock options	1,143	0
Other	1,231	837
Deferred tax assets	27,321	12,450
Valuation allowance	(27,321)	(12,450)
Deferred tax assets, net of valuation allowance	$ 0	$ 0